Related Party Transactions - Significant Financial Transactions Between the Company, Excluding the Controlling Company, and Related Parties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Lend	₩ 526,643	₩ 329,236	₩ 450,638
Collect	(568,536)	(138,270)	(398,838)
Company, excluding the controlling company [member] | DMSA/AMSA [member]
Disclosure of transactions between related parties [line items]
Beginning		57,999
Others		(57,999)
Ending			57,999
Company, excluding the controlling company [member] | South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of transactions between related parties [line items]
Beginning	91,003	147,367
Lend	0
Collect	(49,928)	(47,539)
Others	6,348	(8,825)
Ending	47,423	91,003	147,367
Company, excluding the controlling company [member] | PT. Batutua Tembaga Raya [member]
Disclosure of transactions between related parties [line items]
Beginning	35,355	36,291
Lend	0
Collect	0
Others	(35,355)	(936)
Ending	0	35,355	36,291
Company, excluding the controlling company [member] | PT. Tanggamus Electric Power [member]
Disclosure of transactions between related parties [line items]
Beginning	4,304	4,580
Lend	0
Collect	0
Others	386	(276)
Ending	4,690	4,304	4,580
Company, excluding the controlling company [member] | PT. Wampu Electric Power [member]
Disclosure of transactions between related parties [line items]
Beginning	5,186	5,519
Lend	0
Collect	0
Others	465	(333)
Ending	5,651	5,186	5,519
Company, excluding the controlling company [member] | PT. POSMI Steel Indonesia [member]
Disclosure of transactions between related parties [line items]
Beginning	2,176	2,316
Lend	0
Collect	0
Others	195	(140)
Ending	2,371	2,176	2,316
Company, excluding the controlling company [member] | Nickel mining company SAS [member]
Disclosure of transactions between related parties [line items]
Beginning	62,420	60,516
Lend	0
Collect	0
Others	191	1,904
Ending	62,611	62,420	60,516
Company, excluding the controlling company [member] | KRAKATAU POS-CHEM DONG-SUH CHEMICAL [member]
Disclosure of transactions between related parties [line items]
Beginning	5,440	6,947
Lend	0
Collect	0	(1,239)
Others	(698)	(268)
Ending	4,742	5,440	6,947
Company, excluding the controlling company [member] | POS-SeAH Steel Wire (Thailand) Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Beginning	6,528	6,947
Lend	0
Collect	0
Others	585	(419)
Ending	7,113	6,528	6,947
Company, excluding the controlling company [member] | AMCI (WA) PTY LTD [member]
Disclosure of transactions between related parties [line items]
Beginning	83,291	78,553
Lend	6,154	5,550
Collect	0
Others	2,220	(812)
Ending	91,665	83,291	78,553
Company, excluding the controlling company [member] | POS-AUSTEM WUHAN AUTOMOTIVE CO.,LTD [member]
Disclosure of transactions between related parties [line items]
Beginning	8,704	9,262
Lend	0
Collect	0
Others	780	(558)
Ending	9,484	8,704	9,262
Company, excluding the controlling company [member] | Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Beginning	355,350	449,070
Lend	39,138	33,484
Collect	(53,240)	(57,012)
Others	(23,079)	(70,192)
Ending	318,169	355,350	449,070
Company, excluding the controlling company [member] | UITrans LRT Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Beginning	23,452	10,579
Lend	5,682	12,873
Collect	0
Others	(35)
Ending	29,099	23,452	10,579
Company, excluding the controlling company [member] | POS-AUSTEM YANTAI AUTOMOTIVE COLTD [member]
Disclosure of transactions between related parties [line items]
Beginning	5,440	5,789
Lend	0
Collect	0
Others	488	(349)
Ending	5,928	5,440	5,789
Company, excluding the controlling company [member] | Hyo-chun Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Beginning	2,382	2,382
Lend	0
Collect	0
Others	0
Ending	2,382	2,382	2,382
Company, excluding the controlling company [member] | Chun-cheon Energy Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Beginning		8,234
Collect		(8,234)
Ending			8,234
Company, excluding the controlling company [member] | POS-AUSTEM Suzhou Automotive Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Beginning	16,320	5,789
Lend	0	11,805
Collect	0
Others	1,463	(1,274)
Ending	17,783	16,320	₩ 5,789
Company, excluding the controlling company [member] | CAML RESOURCES PTY LTD [member]
Disclosure of transactions between related parties [line items]
Beginning	3,312
Lend	0	3,219
Collect	(3,312)
Others	0	93
Ending	0	3,312
Company, excluding the controlling company [member] | Shinahn wind Power generation [Member]
Disclosure of transactions between related parties [line items]
Beginning	37
Lend	60	37
Collect	0
Others	(97)
Ending	0	37
Company, excluding the controlling company [member] | FQM Australia Holdings Pty Ltd [Member]
Disclosure of transactions between related parties [line items]
Beginning	0
Lend	27,242
Collect	0
Others	(15)
Ending	₩ 27,227	₩ 0